Investments	12 Months Ended
Dec. 31, 2021
Investments
Investments

8. Investments

(a) Short-term Investments

As of December 31, 2020 and 2021, the Company’s short-term investments are comprised of investments in wealth management products issued by financial institutions, which contain a variable interest rate. To estimate the fair value of short-term investments, the Company refers to the quoted rate of return provided by financial institutions at the end of each year using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as level 2 of fair value measurement.

For the years ended December 31, 2019, 2020 and 2021, the Group recognized investment income related to short-term investments of RMB8,698, RMB13,599 and RMB8,931, respectively.

8. Investments (Continued)

(b) Long-term Investments

The Group’s equity investments are reported in long-term investments in the consolidated balance sheets.

The Group’s long-term investments consisted of the follows:

	Equity
	investments
	without readily
	determinable	Equity method
	fair values	investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2020	32,505	13,475	45,980
Additions	125,000	—	125,000
Share of losses of equity method investee	—	(4,279)	(4,279)
Impairment	(601)	—	(601)
Balance as of December 31, 2020	156,904	9,196	166,100
Additions	93,350	12,596	105,946
Share of losses of equity method investees	—	(1,522)	(1,522)
Impairment	(17,850)	—	(17,850)
Foreign exchange adjustment	(174)	—	(174)
Balance as of December 31, 2021	232,230	20,270	252,500

Equity investments using the measurement alternative

In October 2016, the Group completed its investment in Shanghai Xingying Medical Technology Co., Ltd (“Xingying”), and obtained its 10% equity interest with certain substantial preferential rights. Total consideration for the investment in Xingying was RMB4,000 with a combination of RMB1,000 in cash and RMB3,000 in the form of information services. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In October 2017, the Group invested in First BCC Plastic Surgery Hospital (“First BCC”) by purchasing 1% of its equity interest, with a total cash consideration of RMB1,663. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the Company had no significant influence over the investee and the shares do not have readily determinable fair values.

In October 2018, the Group invested in Chengdu Zhisu Medical Management Company Limited (“Chengdu Zhisu”) by purchasing 16% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB4,000 in cash. In September 2019, the Group additionally acquired Chengdu Zhisu’s newly issued ordinary shares by paying the cash consideration of RMB4,250. After the subsequent investment in 2019, the Group held approximately 16% of its issued and outstanding shares. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In November 2018, the Group invested in Beijing Mevos Management Consulting Company Limited (“Beijing Mevos”) by purchasing 11.11% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB5,150 in cash. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

8. Investments (Continued)

(b) Long-term Investments (Continued)

Equity investments using the measurement alternative (continued)

In April 2019, the Group completed the investment in Beijing Yicai Health Management Consulting Co., Ltd. (“Yicai”) by purchasing 35% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB17,500. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In December 2020, the Group completed the investment in Shanghai Linkedcare (“Linkedcare”) Information Technology Co., Ltd. by purchasing 15.1% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB125,000. In July 2021, the Group additionally acquired Linkedcare newly issued preferred shares by paying the cash consideration of RMB40,000. After the subsequent investment in 2021, the Group held approximately 13.33% of its issued and outstanding shares. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In June 2021, the Group invested in Beauty Care Clinics Investment Co., Ltd (“BCC Investment”) by purchasing 1.74% of its equity interest. The total cash consideration for the investment was RMB50,000 in cash. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the Company had no significant influence over the investee and the shares do not have readily determinable fair values.

In July 2021, the Group acquired Wuhan Miracle. Wuhan Miracle owned 7.5% of the equity interest of Ningbo Qizhi Nianhua Medical Treatment Technology Co., Ltd (“Ningbo Qizhi”) with a total cash consideration of RMB3,000. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the Company had no significant influence over the investee and the shares do not have readily determinable fair values.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. Based on the Group’s assessment, an impairment charge of RMB4,000,nil and RMB17,850 was recognized in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021, respectively, against the carrying value of the investment due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment.

Equity method investments

The Company and an investor set up So-Young Medical Cosmetology (Beijing) Management Consulting Co., Ltd. (“Medical Cosmetology”) in May 2016. The Company owns 70% equity interest in Medical Cosmetology. The Company determined that Medical Cosmetology was not a variable interest entity under ASC Topic 810, “Consolidation” (“ASC 810) and evaluated for consolidation under the voting interest model. Because of substantive participating rights of the 30% equity investor, including the approval of material operating decisions such as appointment of key management and determination of key management’s compensation, the Group does not have unilateral control over this investment. Therefore, the Group does not consolidate Medical Cosmetology but accounts for it using equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures. Medical Cosmetology terminated the operation in 2018 and liquidated in March 2019.

8. Investments (Continued)

(b) Long-term Investments (Continued)

Equity method investments (continued)

In October 2019, the Group invested in Beijing Sharing New Medical Technology Co., Ltd. (“Sharing New Medical”) by purchasing 49% of its equity interest. The total cash consideration for the investment was RMB13,475. In February 2021, the Group additionally invested RMB7,596 to Sharing New Medical. After the subsequent investment in 2021, the Group still held approximately 49% of its equity interest. The investment was accounted for using equity method as the Group can exercise significant influence on the investee.

In September 2021, the Group invested in Beijing Souyang Management Consulting Co., Ltd (“Beijing Souyang”) by purchasing 77% of its equity interest. The total cash consideration for the investment was RMB5,000. The Company determined that Beijing Souyang was not a variable interest entity under ASC Topic 810, “Consolidation” (“ASC 810) and evaluated for consolidation under the voting interest model. Because of substantive participating rights of the 23% equity investor, including the approval of material operating decisions such as appointment of key management and determination of key management’s compensation, the Group does not have unilateral control over this investment. Therefore, the Group does not consolidate Beijing Souyang but accounts for it using equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures.